Condensed consolidated interim statements of loss and comprehensive loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue
Product sales	$ 3,100,000	$ (400,000)	$ 6,200,000	$ 7,300,000
Recycling services	500,000	400,000	1,000,000.0	700,000
Revenue	3,600,000	0	7,200,000	8,000,000.0
Expenses
Employee salaries and benefits	16,000,000.0	12,000,000.0	30,800,000	22,300,000
Share-based compensation	3,700,000	4,500,000	6,900,000	11,500,000
Office, administrative and travel	6,600,000	4,200,000	11,100,000	7,300,000
Professional fees	4,600,000	4,400,000	7,600,000	7,600,000
Raw materials and supplies	5,700,000	2,700,000	14,400,000	3,800,000
Depreciation	4,000,000.0	2,600,000	7,700,000	4,500,000
Plant facilities	2,000,000.0	1,000,000.0	3,900,000	1,900,000
Marketing	800,000	800,000	1,500,000	1,400,000
Freight and shipping	900,000	900,000	1,700,000	1,200,000
Research and development	800,000	400,000	1,300,000	900,000
Change in finished goods inventory	1,600,000	(200,000)	700,000	0
Other	(600,000)	0	1,200,000	0
Operating expenses	46,100,000	33,300,000	88,800,000	62,400,000
Loss from operations	(42,500,000)	(33,300,000)	(81,600,000)	(54,400,000)
Other income (expense)
Interest income	4,200,000	1,300,000	9,200,000	1,500,000
Interest expense and other costs	(4,300,000)	(3,800,000)	(8,800,000)	(7,900,000)
Gain on financial instruments	7,300,000	7,700,000	6,600,000	22,600,000
Other income (expense)	7,200,000	5,200,000	7,000,000.0	16,200,000
Net loss before taxes	(35,300,000)	(28,100,000)	(74,600,000)	(38,200,000)
Income tax	0	0	100,000	0
Interest income on short-term investments	(35,300,000)	(28,100,000)	(74,700,000)	(38,200,000)
Shareholders of Li-Cycle Holdings Corp.	(35,200,000)	(28,100,000)	(74,600,000)	(38,200,000)
Non-controlling interest	(100,000)	0	(100,000)	0
Net loss and comprehensive loss	$ (35,300,000)	$ (28,100,000)	$ (74,700,000)	$ (38,200,000)
Loss per common share - basic (in dollars per share)	$ (0.20)	$ (0.17)	$ (0.42)	$ (0.23)
Loss per common share - diluted (in dollars per share)	$ (0.20)	$ (0.17)	$ (0.42)	$ (0.23)